May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE.
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

RE:               GAMCO Gold Fund, Inc. (the "Fund")
                  FILE NOS. 33-79180/811-08518
                  ----------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 21 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2010 (Accession # 0000950123-10-041660).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 338-4708.


Very truly yours,


/S/ HALEY BUTLER
----------------
Haley Butler
Regulatory Administration
PNC Global Investment Servicing (U.S.) Inc.
99 High St, 27th Floor
Boston, MA 02110

cc:      B. Alpert
         J. Egan
         R. Schwartz
         H. Robichaud
         A. Lonergan